EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends and interest on capital
Credit per share (R$)													R$ 1.51	R$ 3.63	R$ 3.14
Credit: May 14, 2021
Dividends and interest on capital
Dividends paid (in R$/share)												R$ 0.40
Number of shares outstanding used for dividend payment												1,705,338
Credit: August 16, 2021
Dividends and interest on capital
Dividends paid (in R$/share)											R$ 0.54
Number of shares outstanding used for dividend payment											1,705,576
Credit: September 27, 2021
Dividends and interest on capital
Interest on capital paid (in R$/share)										R$ 0.38
Number of shares outstanding used for interest payment										1,705,582
Credit: November 5, 2021
Dividends and interest on capital
Dividends paid (in R$/share)										R$ 1.42
Interest on capital paid (in R$/share)										R$ 0.20
Number of shares outstanding used for dividend payment										1,705,628
Number of shares outstanding used for interest payment										1,705,630
Credit: March 7, 2022
Dividends and interest on capital
Dividends paid (in R$/share)									R$ 0.20
Number of shares outstanding used for dividend payment									1,705,747
Credit: May 16, 2022
Dividends and interest on capital
Interest on capital paid (in R$/share)								R$ 0.57
Number of shares outstanding used for interest payment								1,707,829
Credit: August 15, 2022
Dividends and interest on capital
Dividends paid (in R$/share)							R$ 0.71
Number of shares outstanding used for dividend payment							1,693,994
Credit: November 21, 2022
Dividends and interest on capital
Dividends paid (in R$/share)						R$ 1.73
Interest on capital paid (in R$/share)						R$ 0.42
Number of shares outstanding used for dividend payment						1,663,560
Number of shares outstanding used for interest payment						1,663,560
Credit: March 14, 2023
Dividends and interest on capital
Dividends paid (in R$/share)					R$ 0.20
Number of shares outstanding used for dividend payment					1,663,560
Credit: May 15, 2023
Dividends and interest on capital
Interest on capital paid (in R$/share)				R$ 0.51
Number of shares outstanding used for interest payment				1,749,090
Credit: August 18, 2023
Dividends and interest on capital
Dividends paid (in R$/share)			R$ 0.43
Number of shares outstanding used for dividend payment			1,749,522
Credit: November 17, 2023
Dividends and interest on capital
Dividends paid (in R$/share)		R$ 0.47
Number of shares outstanding used for dividend payment		1,749,522
Credit: March 01, 2024
Dividends and interest on capital
Dividends paid (in R$/share)	R$ 0.10
Number of shares outstanding used for dividend payment	1,749,522
Retained Earnings
Dividends and interest on capital
Proposed Interest and Dividends													R$ 2,641,455	R$ 6,082,618	R$ 5,355,600
Retained Earnings | Credit: May 14, 2021
Dividends and interest on capital
Dividends												R$ 682,199
Retained Earnings | Credit: August 16, 2021
Dividends and interest on capital
Dividends											R$ 921,011
Retained Earnings | Credit: September 27, 2021
Dividends and interest on capital
Interest										R$ 648,122
Retained Earnings | Credit: November 5, 2021
Dividends and interest on capital
Dividends										2,421,992
Interest										R$ 341,126
Retained Earnings | Credit: March 7, 2022
Dividends and interest on capital
Dividends									R$ 341,150
Retained Earnings | Credit: May 16, 2022
Dividends and interest on capital
Interest								R$ 973,542
Retained Earnings | Credit: August 15, 2022
Dividends and interest on capital
Dividends							R$ 1,199,713
Retained Earnings | Credit: November 21, 2022
Dividends and interest on capital
Dividends						R$ 2,877,957
Interest						R$ 698,694
Retained Earnings | Credit: March 14, 2023
Dividends and interest on capital
Dividends					R$ 332,712
Retained Earnings | Credit: May 15, 2023
Dividends and interest on capital
Interest				R$ 892,056
Retained Earnings | Credit: August 18, 2023
Dividends and interest on capital
Dividends			R$ 752,172
Retained Earnings | Credit: November 17, 2023
Dividends and interest on capital
Dividends		R$ 822,275
Retained Earnings | Credit: March 01, 2024
Dividends and interest on capital
Dividends	R$ 174,952